Loans and borrowings (Details) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	[1]	Mar. 31, 2017 INR (₨)
Disclosure of Short Term Borrowings [Line Items]
Current borrowings	₨ 25,466	$ 391		₨ 43,539
Packing credit borrowings [Member]
Disclosure of Short Term Borrowings [Line Items]
Current borrowings	21,008			18,699
Other foreign currency borrowings [Member]
Disclosure of Short Term Borrowings [Line Items]
Current borrowings	₨ 4,458			₨ 24,840

[1]	Unaudited convenience translation into U.S.$(See Note 2(d))